Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
41.	Income Taxes

(1)	Income tax expense (benefit) for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Current income tax expense
Payment of income tax	￦	357,767	563,681	621,957
Adjustment in respect of prior years due to change in estimate		153,113	48,374	(32,100)
Current income tax directly recognized in equity		(198,714)	(350,348)	93,705

		312,166	261,707	683,562

Deferred tax benefit
Generation and realization of temporary differences		(489,411)	(564,801)	(1,845,236)
Reclassified from equity to profit (loss)		—	(4,964)	—
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		(43,653)	(38,708)	(15,244)
Changes in deferred tax on tax losses carryforwards		(1,641,823)	(9,175,755)	(1,650,017)
Tax credit carryforwards		(12,199)	34,019	(16,734)
Amount due to change in tax rate or regulations		18,931	73,991	5,836

		(2,168,155)	(9,676,218)	(3,521,395)

Income tax benefit	￦	(1,855,989)	(9,414,511)	(2,837,833)

(2)	Reconciliation between actual income tax benefit and amount computed by applying the statutory tax rate to loss before income taxes for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
L oss before income tax	￦	(7,071,570)	(33,843,619)	(7,553,977)

Income tax benefit computed at applicable tax rate (*1)		(1,944,682)	(9,306,995)	(1,936,840)
Adjustments
Effect of applying gradual tax rate		(10,362)	(10,362)	(10,362)
Effect of non-taxable income		(4,983)	(9,471)	(26,993)
Effect of non-deductible expenses		78,814	39,663	39,411
Effect of tax losses that are not recognized as deferred tax asset		1,351	19,275	—
Effects of tax credits and deduction		(43,931)	(98,684)	(53,724)
Reversal of unrecognized deferred tax asset, net		(43,641)	(38,708)	(15,244)
Effect of change in deferred tax due to change in tax rate		18,931	393,416	211,736
Deduction of deferred tax assets		73,887	(85,514)	29,095
Deferred tax related to investments in subsidiaries, associates and joint ventures		(135,878)	(375,064)	(1,063,007)
Others, net		1,392	9,559	20,195

		(64,420)	(155,890)	(868,893)
Adjustment in respect of prior years due to change in estimate		153,113	48,374	(32,100)

Income tax benefit	￦	(1,855,989)	(9,414,511)	(2,837,833)

Effective tax rate		(*2)	(*2)	(*2)

(*1)	Applicable tax rates are 27.5%, 26.5% and 25.64% as of December 31, 2021, 2022 and 2023, respectively.

(*2)	The effective tax rate for the year ended December 31, 2021, 2022 and 2023 is not calculated due to income tax benefit.

(3)	Income tax directly adjusted to equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Dividends of hybrid bond	￦	4,736	4,149	—
Disposal of subsidiaries		—	406	—

	￦	4,736	4,555	—

(4)	Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Income tax recognized as other comprehensive income (loss)
L oss on valuation of financial assets at fair value through other comprehensive income	￦	(9,753)	(31,416)	(10,624)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		24,220	40,390	4,863
Remeasurement of defined benefit liability		(126,890)	(322,489)	133,134
Investments in associates		(53,672)	(66,677)	(40,213)
Others		(37,355)	25,289	6,545

	￦	(203,450)	(354,903)	93,705

(5)	Changes in deferred tax assets (liabilities) recognized in the consolidated statements of financial position for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	558,383	(36,341)	(322,489)	—	199,553
Cash flow hedge		(49,947)	(46,188)	40,390	405	(55,340)
Investments in subsidiaries, associates and joint ventures		(8,721,320)	410,310	(66,677)	—	(8,377,687)
Property, plant and equipment		(7,430,461)	(111,177)	—	—	(7,541,638)
Finance lease		(415,558)	9,919	—	—	(405,639)
Intangible assets		(31,481)	6,550	—	—	(24,931)
Financial assets at fair value through profit or loss		12	3,445	—	—	3,457
Financial assets at fair value through other comprehensive income		27,381	25,178	(31,416)	—	21,143
Deferred revenue		186,391	(16,411)	—	—	169,980
Provisions		6,494,314	595,030	—	—	7,089,344
Doubtful receivables		801	1,673	—	—	2,474
Other finance liabilities		31,410	(14,142)	—	4,150	21,418
Gains or losses on foreign exchange translation		91,411	42,905	—	—	134,316
Allowance for doubtful accounts		64,264	(6,029)	—	—	58,235
Accrued income		10,002	6,612	—	—	16,614
Special deduction for property, plant and equipment		(224,127)	8,968	—	—	(215,159)
Others		1,445,827	16,456	25,289	—	1,487,572

		(7,962,698)	896,758	(354,903)	4,555	(7,416,288)

Deferred tax on unused tax losses and tax credit
Unused tax losses		2,559,877	9,102,228	—	—	11,662,105
Excess of donation limit		69,185	11,861	—	—	81,046
Tax credit		134,690	15,719	—	—	150,409

		2,763,752	9,129,808	—	—	11,893,560

	￦	(5,198,946)	10,026,566	(354,903)	4,555	4,477,272

		2023
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Employee benefits	~~￦~~	199,553	6,597	133,134	—	339,284
Cash flow hedge		(55,340)	29,622	4,863	—	(20,855)
Investments in subsidiaries, associates and joint ventures		(8,377,687)	1,300,263	(40,213)	—	(7,117,637)
Property, plant and equipment		(7,541,638)	534,361	—	—	(7,007,277)
Finance lease		(405,639)	179,943	—	—	(225,696)
Intangible assets		(24,931)	1,526	—	—	(23,405)
Financial assets at fair value through profit or loss		3,457	(5,199)	—	—	(1,742)
Financial assets at fair value through other comprehensive income		21,143	16,839	(10,624)	—	27,358
Deferred revenue		169,980	(13,580)	—	—	156,400
Provisions		7,089,344	(47,684)	—	—	7,041,660
Doubtful receivables		2,474	(74)	—	—	2,400
Other finance liabilities		21,418	(3,426)	—	—	17,992
Gains or losses on foreign exchange translation		134,316	(6,306)	—	—	128,010
Allowance for doubtful accounts		58,235	(2,492)	—	—	55,743
Accrued income		16,614	17,321	—	—	33,935
Special deduction for property, plant and equipment		(215,159)	3,299	—	—	(211,860)
Others		1,487,572	(277,889)	6,545	—	1,216,228

		(7,416,288)	1,733,121	93,705	—	(5,589,462)

Deferred tax on unused tax losses and tax credit
Unused tax losses		11,662,105	1,676,638	—	—	13,338,743
Excess of donation limit		81,046	(34,724)	—	—	46,322
Tax credit		150,409	52,665	—	—	203,064

		11,893,560	1,694,569	—	—	13,588,129

	~~￦~~	4,477,272	3,427,690	93,705	—	7,998,667

(6)	Deferred tax assets (liabilities) recognized in the consolidated statements of financial position as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Deferred tax assets	￦	10,934,375	13,161,802
Deferred tax liabilities		(6,457,103)	(5,163,135)

	￦	4,477,272	7,998,667

The Company changed the average tax rate used to measure deferred tax for the current year in accordance with the Korea Accounting Standards Board’s inquiry response.

(7)	Details of deductible temporary differences, tax losses and unused tax credits for which no deferred tax assets were recognized as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Deductible temporary differences and others	￦	1,381,532	1,811,062

(8)	Pillar Two Model Rules
Pillar Two Model Rules legislation has been enacted or substantively enacted in certain jurisdictions where the Company operates. The legislation will be effective for the Company’s fiscal year beginning on January 1, 2024. The Company is currently assessing the potential exposure arising from the Pillar Two legislation. The assessment currently carried out is based on the tax filing documents for the recent period and the financial information for 2022 and 2023. In certain jurisdictions, the assessment is not yet completed since information required for the assessment is not collected enough. Based on the assessment carried out so far, the Company has identified potential exposure to Pillar Two income taxes on profits earned in Jordan, Laos and others where the expected Pillar Two effective tax rate is likely to be lower than 15%. Although the potential exposure is expected to arise from the constituent entities (mainly operating subsidiaries) in these jurisdictions, exposure may also arise from other jurisdictions where the assessment is not completed. The Company expects that the potential exposure to the Pillar Two income taxes is not significant. The Company continues to proceed the assessment and expects to complete the assessment in the first of half of 2024.